Transfers of Financial Assets Not Qualifying for Derecognition (Tables)	12 Months Ended
Dec. 31, 2018
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Carrying Amount of Financial Assets that Did Not Qualify for Derecognition and their Associated Financial Liabilities

The following table analyses the carrying amount of financial assets that did not qualify for derecognition and their associated financial liabilities:

	2018		2017
	Assets	Liabilities	Assets	Liabilities
Nature of transaction	£m	£m	£m	£m
Sale and repurchase agreements	7,642	(7,188)	10,808	(7,734)
Securities lending agreements	144	(120)	302	(235)
Securitisations (See Notes 15 and 28)	11,583	(5,331)	12,847	(4,108)

	19,369	(12,639)	23,957	(12,077)